UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
		Par (000)	Value
Asset-Backed Securities

321 Henderson Receivables I LLC (a):
Series 2010-2A, Class A, 4.07%, 1/15/48	USD	1,508	$1,630,696
Series 2010-3A, Class A, 3.82%, 12/15/48		4,249	4,524,432
AmeriCredit Automobile Receivables Trust:
Series 2012-2, Class D, 3.38%, 4/09/18		1,990	2,062,539
Series 2012-5, Class E, 3.29%, 5/08/20 (a)		1,480	1,480,306
Anchorage Capital CLO Ltd., Series 2012-1A, Class B, 1.00%, 1/13/25 (a)(b)(c)		4,000	3,780,000
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17 (b)	GBP	2,650	4,390,915
Carlyle Global Market Strategies, Series 2012-4A, Class D, 1.00%, 1/20/25 (a)(b)(c)	USD	800	773,456
CarMax Auto Owner Trust, Series 2012-3, Class D, 2.29%, 4/15/19		2,530	2,530,428
Conseco Financial Corp., Series 1995-5, Class M1, 7.65%, 9/15/26 (b)		467	473,654
Countrywide Asset-Backed Certificates (b):
Series 2007-10, Class 2A1, 0.26%, 6/25/47		64	63,868
Series 2007-12, Class 2A1, 0.56%, 8/25/47		861	851,919
Series 2007-7, Class 2A2, 0.37%, 10/25/47		2,873	2,753,549
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16 (a)		750	780,975
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15 (a)		890	896,298
Series 2011-2, Class C, 2.37%, 9/15/15		1,125	1,127,688
Series 2011-2, Class D, 2.86%, 9/15/15		1,145	1,147,683
Fraser Sullivan CLO Ltd., Series 2012-7A, Class C, 4.32%, 4/20/23 (a)(b)		1,090	1,026,442
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.53%, 4/17/22 (a)(b)		1,500	1,429,950
GSAA Trust, Series 2007-3, Class 1A2, 0.38%, 3/25/47 (b)		3,028	1,362,630
ING Investment Management (a)(b):
Series 2012-2A, Class D, 4.99%, 10/15/22		1,800	1,737,000
		Par (000)	Value
Asset-Backed Securities

ING Investment Management (a)(b) (concluded):
Series 2012-4A, Class C, 4.73%, 10/15/23	USD	800	$770,720
Octagon Investment Partners Ltd., Series 2012-1A, Class C, 4.31%, 1/15/24 (a)(b)(c)		1,050	970,200
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class D, 3.15%, 8/15/16 (a)		2,147	2,162,335
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		915	918,277
Series 2011-S2A, Class B, 2.06%, 6/15/17 (a)		481	485,510
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		498	502,894
Series 2012-3, Class D, 3.64%, 5/15/18		2,865	2,980,967
SLC Student Loan Trust, Series 2006-A, Class A4, 0.46%, 1/15/19 (b)		836	834,482
Spirit Issuer Plc, Series A2, 3.30%, 12/28/31 (b)	GBP	1,800	2,018,710
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)	USD	11,253	882,648
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29 (a)		9,974	757,413
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,059,580

Total Asset-Backed Securities – 7.8%			51,168,164

		Shares
Common Stocks (d)

Auto Components — 0.3%
Delphi Automotive Plc		58,171	1,977,229

Construction & Engineering — 0.0%
USI United Subcontractors		6,454	12,908

Diversified Financial Services — 0.5%
Kcad Holdings I Ltd.	384,412,912		2,888,479

Hotels, Restaurants & Leisure — 0.1%
BLB Worldwide Holdings, Inc.		51,947	746,738
Travelport Worldwide Ltd.		176,501	22,945

			769,683

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 1

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Shares	Value
Common Stocks (d)

Metals & Mining — 0.0%
Euramax International		234	$45,961

Software — 0.2%
Bankruptcy Management Solutions, Inc.		880	18
HMH Holdings/EduMedia		71,219	1,424,382

			1,424,400

Total Common Stocks – 1.1%			7,118,660

		Par (000)
Corporate Bonds

Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21 (e)	USD	650	702,813
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (e)		1,966	2,142,940
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)(e)		559	542,450

			3,388,203

Airlines — 1.0%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23 (e)		539	549,469
Continental Airlines, Inc., 6.75%, 9/15/15 (a)(e)		1,350	1,415,812
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18 (e)		253	283,185
US Airways Pass-Through Trust (e):
Series 2011-1, Class C, 10.88%, 10/22/14		1,333	1,383,416
Series 2012-1, Class C, 9.13%, 10/01/15		2,706	2,814,240

			6,446,122

Auto Components — 1.4%
Continental Rubber of America Corp., 4.50%, 9/15/19 (a)		150	151,500
Icahn Enterprises LP (b)(f):
4.00%, 8/15/13 (a)		4,500	4,528,350
4.00%, 8/15/13		2,305	2,319,521
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	554	976,351
Titan International, Inc., 7.88%, 10/01/17 (e)	USD	1,330	1,399,825

			9,375,547

		Par (000)	Value
Corporate Bonds

Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18 (a)	EUR	440	$629,467
7.13%, 8/15/18		324	463,516

			1,092,983

Building Products — 0.7%
Building Materials Corp. of America (a)(e):
7.00%, 2/15/20	USD	1,345	1,466,050
6.75%, 5/01/21		1,030	1,127,850
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)		530	526,025
USG Corp., 9.75%, 1/15/18		1,390	1,549,850

			4,669,775

Capital Markets — 0.6%
E*Trade Financial Corp.:
12.50%, 11/30/17		1,785	2,008,750
1.74%, 8/31/19 (a)(f)(g)		249	221,610
Nuveen Investments, Inc., 9.13%, 10/15/17 (a)		431	427,767
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)		1,183	1,233,858

			3,891,985

Chemicals — 2.7%
Ashland, Inc., 4.75%, 8/15/22 (a)(e)		675	693,563
Celanese US Holdings LLC:
5.88%, 6/15/21 (e)		805	899,587
4.63%, 11/15/22		360	371,700
Ciech Group Financing AB, 9.50%, 11/30/19	EUR	180	243,758
Hexion US Finance Corp., 6.63%, 4/15/20	USD	92	91,770
Huntsman International LLC:
4.88%, 11/15/20 (a)		1,134	1,122,660
8.63%, 3/15/21 (e)		655	741,787
INEOS Finance Plc, 7.50%, 5/01/20 (a)(e)		445	459,463
LyondellBasell Industries NV, 5.75%, 4/15/24 (e)		1,790	2,148,000
Nova Chemicals Corp., 8.38%, 11/01/16 (e)		5,500	6,022,500
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		320	331,200
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (a)		898	972,085
Rockwood Specialties Group, Inc., 4.63%, 10/15/20 (e)		1,330	1,359,925
Tronox Finance LLC, 6.38%, 8/15/20 (a)(e)		2,040	2,009,400

			17,467,398

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 2

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Commercial Banks — 4.3%
BNP Paribas SA, 2.38%, 9/14/17 (e)	USD	3,225	$3,283,756
CIT Group, Inc. (e):
5.25%, 4/01/14 (a)		3,614	3,740,490
4.75%, 2/15/15 (a)		1,709	1,773,088
5.00%, 5/15/17		890	932,275
5.50%, 2/15/19 (a)		2,040	2,172,600
HSBC Bank Plc, 3.10%, 5/24/16 (a)(e)		2,560	2,722,857
HSBC Holdings Plc, 6.25%, 3/19/18	EUR	1,000	1,547,364
ING Bank NV, 2.00%, 9/25/15 (a)(e)	USD	3,245	3,265,129
Nordea Bank AB, 4.50%, 3/26/20	EUR	1,020	1,454,132
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (a)(e)	USD	6,155	6,161,352
Regions Financial Corp., 4.88%, 4/26/13 (e)		907	919,471

			27,972,514

Commercial Services & Supplies — 1.1%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		292	305,140
ARAMARK Holdings Corp., 8.63%, 5/01/16 (a)(h)		890	912,259
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		63	64,575
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)		375	378,750
Clean Harbors, Inc.:
5.25%, 8/01/20 (e)		607	623,692
5.13%, 6/01/21 (a)		510	521,475
Covanta Holding Corp., 6.38%, 10/01/22 (e)		1,130	1,225,380
EC Finance Plc, 9.75%, 8/01/17	EUR	100	140,459
HDTFS, Inc. (a):
5.88%, 10/15/20	USD	205	211,663
6.25%, 10/15/22		605	626,931
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (a)		100	103,750
Mobile Mini, Inc., 7.88%, 12/01/20 (e)		915	993,919
Verisure Holding AB:
8.75%, 9/01/18	EUR	526	728,556
8.75%, 12/01/18		221	281,673
West Corp., 8.63%, 10/01/18	USD	165	170,363

			7,288,585

Communications Equipment — 1.6%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)		6,670	6,673,335
Avaya, Inc., 9.75%, 11/01/15 (e)		510	404,175
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20 (e)		1,800	1,966,500
		Par (000)	Value
Corporate Bonds

Communications Equipment (concluded)
Zayo Group LLC/Zayo Capital, Inc. (concluded):
10.13%, 7/01/20	USD	1,460	$1,635,200

			10,679,210

Construction Materials — 0.8%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	154	210,479
HD Supply, Inc. (a):
8.13%, 4/15/19 (e)	USD	3,085	3,478,337
11.50%, 7/15/20		1,385	1,513,113

			5,201,929

Consumer Finance — 1.7%
Ally Financial, Inc., 3.13%, 1/15/16 (a)		6,500	6,518,362
Ford Motor Credit Co. LLC (e):
3.88%, 1/15/15		2,475	2,570,570
7.00%, 4/15/15		400	444,386
Hyundai Capital America, 3.75%, 4/06/16 (a)(e)		1,285	1,365,630

			10,898,948

Containers & Packaging — 0.5%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (a)(e)		299	325,536
7.38%, 10/15/17	EUR	200	277,797
7.38%, 10/15/17 (a)		587	815,336
7.38%, 10/15/17		100	138,899
Berry Plastics Corp.:
4.27%, 9/15/14 (b)	USD	700	700,000
8.25%, 11/15/15 (e)		490	512,050
9.75%, 1/15/21		290	329,875
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	274	358,133

			3,457,626

Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (a)	USD	874	902,405

Diversified Consumer Services — 0.9%
313 Group, Inc. (a):
6.38%, 12/01/19		566	557,510
8.75%, 12/01/20		579	568,867
Laureate Education, Inc., 9.25%, 9/01/19 (a)		1,460	1,489,200
The Unique Pub Finance Co. Plc:
Series A4, 5.66%, 6/30/27	GBP	1,686	2,350,067
Series M, 7.40%, 3/28/24		742	945,093

			5,910,737

Diversified Financial Services — 5.7%
Aircastle Ltd., 6.25%, 12/01/19 (a)	USD	367	372,505

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 3

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Diversified Financial Services (concluded)
Ally Financial, Inc. (e):
8.30%, 2/12/15	USD	2,460	$2,749,050
7.50%, 9/15/20		1,630	1,964,150
8.00%, 11/01/31		2,050	2,603,500
Banque Paribas, 6.95%, 7/22/13 (e)		2,100	2,164,298
Citigroup, Inc., 5.95% (b)(i)		1,370	1,393,975
CNG Holdings, Inc., 9.38%, 5/15/20 (a)		700	712,250
Co-Operative Group Ltd., 5.63%, 7/08/20 (j)	GBP	300	497,083
DPL, Inc., 7.25%, 10/15/21 (e)	USD	255	269,025
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	700	1,146,739
The Goldman Sachs Group, Inc. (e):
6.00%, 5/01/14	USD	1,150	1,227,863
5.13%, 1/15/15		3,515	3,780,885
3.30%, 5/03/15		3,285	3,421,935
Intesa Sanpaolo SpA, 2.38%, 12/21/12 (e)		3,335	3,335,000
Leucadia National Corp., 8.13%, 9/15/15 (e)		1,870	2,113,100
Morgan Stanley, 5.30%, 3/01/13 (e)		825	834,112
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	63	84,803
7.13%, 4/15/19 (e)	USD	1,990	2,149,200
9.00%, 4/15/19 (e)		180	185,400
9.88%, 8/15/19		795	842,700
5.75%, 10/15/20 (a)		1,800	1,840,500
6.88%, 2/15/21 (e)		820	883,550
SLM Corp., Series A, 5.00%, 10/01/13 (e)		150	153,750
Spirit Issuer Plc, 5.86%, 12/28/21	GBP	1,570	2,288,993

			37,014,366

Diversified Telecommunication Services — 1.4%
ITC Deltacom, Inc., 10.50%, 4/01/16	USD	1,215	1,300,050
Level 3 Communications, Inc., 8.88%, 6/01/19 (a)		735	771,750
Level 3 Financing, Inc.:
4.47%, 2/15/15 (b)		1,725	1,720,687
8.13%, 7/01/19		3,083	3,298,810
7.00%, 6/01/20 (a)		495	503,663
OTE Plc, 7.25%, 2/12/15 (j)	EUR	151	181,654
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		171	233,625
6.75%, 8/15/24		397	545,362
Windstream Corp., 8.13%, 8/01/13 (e)	USD	590	613,600

			9,169,201

		Par (000)	Value
Corporate Bonds

Electric Utilities — 0.3%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17 (e)	USD	677	$739,239
Nisource Finance Corp. (e):
6.40%, 3/15/18		440	531,030
5.25%, 2/15/43		800	857,863

			2,128,132

Electrical Equipment — 0.2%
Belden, Inc., 5.50%, 9/01/22 (a)(e)		510	516,375
Pentair Finance SA, 1.88%, 9/15/17 (a)(e)		371	373,931
Techem GmbH, 6.13%, 10/01/19	EUR	300	412,600

			1,302,906

Energy Equipment & Services — 2.4%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)(e)	USD	1,105	1,082,900
Compagnie Générale de Géophysique, Veritas (e):
7.75%, 5/15/17		330	343,200
6.50%, 6/01/21		2,115	2,220,750
FTS International Services LLC/FTS International Services, Inc., 8.13%, 11/15/18 (a)(e)		1,690	1,740,700
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (a)(e)		185	188,700
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (e)		375	384,375
Key Energy Services, Inc., 6.75%, 3/01/21 (e)		1,040	1,042,600
MEG Energy Corp., 6.38%, 1/30/23 (a)(e)		445	461,688
Oil States International, Inc., 6.50%, 6/01/19 (e)		725	770,312
Peabody Energy Corp., 6.25%, 11/15/21 (e)		2,085	2,163,187
Seadrill Ltd., 5.63%, 9/15/17 (a)		3,090	3,090,000
Transocean, Inc. (e):
4.95%, 11/15/15		1,040	1,141,004
5.05%, 12/15/16		180	200,382
2.50%, 10/15/17		725	728,848
6.00%, 3/15/18		230	268,039

			15,826,685

Food & Staples Retailing — 0.2%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	321	502,719
Rite Aid Corp., 9.25%, 3/15/20	USD	1,095	1,116,900

			1,619,619

Food Products — 0.4%
Constellation Brands, Inc., 6.00%, 5/01/22 (e)		660	754,875

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 4

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Food Products (concluded)
Post Holdings, Inc., 7.38%, 2/15/22 (a)(e)	USD	780	$833,625
Smithfield Foods, Inc., 6.63%, 8/15/22 (e)		783	829,980

			2,418,480

Gas Utilities — 0.3%
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15 (a)(e)		2,000	2,129,022

Health Care Equipment & Supplies — 1.5%
Biomet, Inc. (a):
6.50%, 8/01/20		1,720	1,797,400
6.50%, 10/01/20		1,445	1,430,550
CareFusion Corp., 5.13%, 8/01/14 (e)		3,000	3,197,004
DJO Finance LLC:
8.75%, 3/15/18 (a)(e)		413	450,170
7.75%, 4/15/18		540	503,550
9.88%, 4/15/18 (a)		500	501,250
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (a)(e)		960	1,024,800
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (a)		210	197,400
Teleflex, Inc., 6.88%, 6/01/19 (e)		675	727,312

			9,829,436

Health Care Providers & Services — 3.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (e)		995	1,044,750
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	130	223,380
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18 (e)	USD	490	515,725
7.13%, 7/15/20		471	498,083
Crown Newco 3 Plc, 7.00%, 2/15/18	GBP	541	910,102
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22 (e)	USD	939	981,255
HCA, Inc. (e):
6.50%, 2/15/20		1,895	2,127,137
5.88%, 3/15/22		2,390	2,599,125
4.75%, 5/01/23		1,410	1,424,100
Hologic, Inc., 6.25%, 8/01/20 (a)(e)		1,289	1,369,562
IASIS Healthcare LLC, 8.38%, 5/15/19		1,351	1,276,695
Omnicare, Inc., 7.75%, 6/01/20 (e)		1,135	1,255,594
Tenet Healthcare Corp.:
10.00%, 5/01/18 (e)		2,152	2,453,280
8.88%, 7/01/19 (e)		395	442,400
6.75%, 2/01/20 (a)		475	481,531
4.75%, 6/01/20 (a)(e)		738	743,535
		Par (000)	Value
Corporate Bonds

Health Care Providers & Services (concluded)
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (a)	USD	800	$824,000
WellPoint, Inc., 1.25%, 9/10/15 (e)		1,430	1,442,766

			20,613,020

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)(e)		4,300	5,084,750

Hotels, Restaurants & Leisure — 3.4%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (a)		198	205,920
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		475	510,328
Caesars Operating Escrow LLC (a)(e):
8.50%, 2/15/20		1,010	989,800
9.00%, 2/15/20		1,358	1,358,000
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)(e)		370	386,650
Choice Hotels International, Inc., 5.75%, 7/01/22 (e)		240	262,800
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	355	440,919
Enterprise Inns Plc:
6.50%, 12/06/18	GBP	2,232	3,287,059
6.88%, 2/15/21		2,070	2,860,440
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	290	394,132
Spirit Issuer Plc:
1.15%, 12/28/28	GBP	3,325	3,622,463
5.47%, 12/28/34 (b)		4,500	5,623,549
Station Casinos LLC, 3.66%, 6/18/18	USD	440	372,900
Travelport LLC, 6.36%, 12/01/16 (a)(b)(e)(h)		977	723,126
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)(k)		375	—
Wynn Las Vegas LLC, 5.38%, 3/15/22 (e)		888	941,280

			21,979,366

Household Durables — 1.2%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	630	843,928
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)(e)	USD	910	969,150
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		2,130	2,284,425
Libbey Glass, Inc., 6.88%, 5/15/20 (a)(e)		250	267,500
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	348	482,010

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 5

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Household Durables (concluded)
Standard Pacific Corp., 8.38%, 1/15/21 (e)	USD	2,400	$2,748,000

			7,595,013

Household Products — 0.1%
Ontex IV SA, 9.00%, 4/15/19	EUR	253	335,620
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20	USD	250	259,375
6.63%, 11/15/22		285	298,538

			893,533

Independent Power Producers & Energy Traders — 2.4%
The AES Corp. (e):
7.75%, 10/15/15		1,730	1,941,925
9.75%, 4/15/16		710	844,900
7.38%, 7/01/21		185	204,888
Calpine Corp. (a)(e):
7.25%, 10/15/17		365	390,550
7.50%, 2/15/21		478	528,190
Energy Future Holdings Corp., 10.00%, 1/15/20 (e)		2,105	2,236,562
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (a)		1,015	1,040,375
10.00%, 12/01/20		4,415	4,922,725
GenOn REMA LLC (e):
9.24%, 7/02/17		560	611,925
Series C, 9.68%, 7/02/26		650	695,500
Laredo Petroleum, Inc.:
9.50%, 2/15/19		630	705,600
7.38%, 5/01/22		515	557,487
NRG Energy, Inc., 6.63%, 3/15/23 (a)(e)		790	817,650
QEP Resources, Inc., 5.38%, 10/01/22 (e)		476	502,180

			16,000,457

Industrial Conglomerates — 1.4%
Sequa Corp. (a):
11.75%, 12/01/15		2,950	3,053,250
13.50%, 12/01/15		5,870	6,104,799

			9,158,049

Insurance — 1.8%
Allied World Assurance Co. Holdings, Ltd., 7.50%, 8/01/16 (e)		3,000	3,549,264
American International Group, Inc., 3.00%, 3/20/15 (e)		3,120	3,242,073
CNH Capital LLC, 3.88%, 11/01/15 (a)(e)		1,320	1,354,650
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)(e)		304	317,680
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)(e)		750	956,546
		Par (000)	Value
Corporate Bonds

Insurance (concluded)
Genworth Financial, Inc., 7.63%, 9/24/21 (e)	USD	990	$1,069,413
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		595	554,838
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	400	585,342
TMF Group Holding B.V., 9.88%, 12/01/19 (c)		130	171,396

			11,801,202

IT Services — 1.2%
Ceridian Corp., 8.88%, 7/15/19 (a)	USD	1,395	1,492,650
Epicor Software Corp., 8.63%, 5/01/19		1,260	1,313,550
First Data Corp.:
7.38%, 6/15/19 (a)(e)		1,175	1,207,313
6.75%, 11/01/20 (a)(e)		1,235	1,244,262
8.25%, 1/15/21 (a)		69	68,828
12.63%, 1/15/21		1,018	1,071,445
SunGard Data Systems, Inc., 6.63%, 11/01/19 (a)		1,040	1,060,800
WMG Acquisition Corp., 6.00%, 1/15/21 (a)		265	271,625

			7,730,473

Machinery — 1.0%
Terex Corp., 6.00%, 5/15/21		1,205	1,250,187
UR Merger Sub Corp. (a)(e):
5.75%, 7/15/18		1,244	1,340,410
7.38%, 5/15/20		805	879,463
7.63%, 4/15/22		2,518	2,788,685

			6,258,745

Media — 4.9%
AMC Networks, Inc., 7.75%, 7/15/21 (e)		865	981,775
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(e)		1,000	830,000
Checkout Holding Corp., 14.28%, 11/15/15 (a)(g)		1,570	1,051,900
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)(e)		1,202	1,089,313
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (a)		965	960,175
6.50%, 11/15/22 (a)		2,608	2,621,040
Series B, 7.63%, 3/15/20 (e)		1,045	1,024,100
DIRECTV Holdings LLC, 3.13%, 2/15/16 (e)		3,000	3,153,093
DISH DBS Corp. (e):
7.00%, 10/01/13		1,267	1,320,847
7.13%, 2/01/16		200	224,250
5.88%, 7/15/22		2,025	2,169,281
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)(e)		1,660	1,767,900

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 6

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Media (concluded)
Intelsat Luxembourg SA:
11.25%, 2/04/17	USD	360	$381,600
11.50%, 2/04/17 (h)		280	297,150
Interactive Data Corp., 10.25%, 8/01/18 (e)		2,210	2,475,200
Lamar Media Corp., 5.88%, 2/01/22 (e)		675	718,031
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)(e)		1,301	1,437,605
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	310	391,076
ProQuest LLC, 9.00%, 10/15/18 (a)	USD	600	552,000
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(d)(f)(k)		3,454	1,727
Truven Health Analytics, Inc., 10.63%, 6/01/20 (a)		540	577,800
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (a)(e)		4,090	4,437,650
7.50%, 3/15/19		1,440	1,577,596
5.50%, 1/15/23 (a)(c)		720	720,000
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (e)		1,000	1,085,000

			31,846,109

Metals & Mining — 2.1%
ArcelorMittal, 9.50%, 2/15/15		1,240	1,381,179
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	495	659,867
FMG Resources August 2006 Property Ltd. (a):
6.38%, 2/01/16 (e)	USD	625	629,687
6.88%, 4/01/22		155	151,125
Global Brass and Copper, Inc., 9.50%, 6/01/19 (a)		695	747,125
Kaiser Aluminum Corp., 8.25%, 6/01/20 (e)		510	558,450
New Gold, Inc. (a):
7.00%, 4/15/20 (e)		175	185,937
6.25%, 11/15/22		685	700,412
New World Resources NV, 7.88%, 5/01/18	EUR	494	656,928
Novelis, Inc., 8.75%, 12/15/20 (e)	USD	3,875	4,340,000
Perstorp Holding AB, 8.75%, 5/15/17 (a)		290	291,450
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	365	387,119
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)(e)	USD	555	579,975
Xstrata Canada Financial Corp., 2.85%, 11/10/14 (a)(e)		2,450	2,512,691

			13,781,945

		Par (000)	Value
Corporate Bonds

Multiline Retail — 0.2%
Dollar General Corp., 4.13%, 7/15/17 (e)	USD	342	$359,100
Dufry Finance SCA, 5.50%, 10/15/20 (a)(e)		706	725,415

			1,084,515

Oil, Gas & Consumable Fuels — 6.7%
Access Midstream Partners LP, 6.13%, 7/15/22 (e)		510	540,600
Berry Petroleum Co., 6.38%, 9/15/22 (e)		485	499,550
BP Capital Markets Plc, 5.25%, 11/07/13 (e)		6,000	6,261,786
CCS, Inc., 11.00%, 11/15/15 (a)		1,310	1,326,375
Chaparral Energy, Inc., 7.63%, 11/15/22		305	313,388
Chesapeake Energy Corp. (e):
6.88%, 11/15/20		405	427,275
6.13%, 2/15/21		620	627,750
Concho Resources, Inc., 5.50%, 10/01/22 (e)		560	578,200
CONSOL Energy, Inc., 8.25%, 4/01/20 (e)		1,890	2,017,575
Denbury Resources, Inc., 8.25%, 2/15/20		71	80,230
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19 (e)		630	681,975
Halcon Resources Corp., 8.88%, 5/15/21 (a)		525	543,375
Holly Energy Partners LP, 6.50%, 3/01/20 (a)(e)		215	225,750
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18 (e)		3,215	3,869,645
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		865	942,850
Linn Energy LLC (e):
6.25%, 11/01/19 (a)		1,170	1,174,387
8.63%, 4/15/20		515	562,638
7.75%, 2/01/21		695	733,225
MarkWest Energy Partners LP, 5.50%, 2/15/23 (e)		370	389,425
Newfield Exploration Co., 5.63%, 7/01/24 (e)		575	615,250
Oasis Petroleum, Inc.:
7.25%, 2/01/19		380	404,700
6.50%, 11/01/21		410	431,525
Offshore Group Investments Ltd., 11.50%, 8/01/15		1,045	1,149,500
OGX Petroleo e Gas Participacoes SA (a):
8.50%, 6/01/18 (e)		875	761,250
8.38%, 4/01/22		405	330,075
ONEOK Partners LP, 2.00%, 10/01/17 (e)		355	359,032

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 7

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
PDC Energy, Inc., 7.75%, 10/15/22 (a)	USD	475	$479,750
PetroBakken Energy Ltd., 8.63%, 2/01/20 (a)		1,760	1,760,000
Plains Exploration & Production Co., 6.88%, 2/15/23 (e)		1,240	1,277,200
Range Resources Corp. (e):
5.75%, 6/01/21		1,235	1,312,187
5.00%, 8/15/22		805	839,212
Ruby Pipeline LLC, 4.50%, 4/01/17 (a)(e)		1,215	1,308,534
Sabine Pass Liquified Natural Gas LP (e):
7.50%, 11/30/16		4,110	4,438,800
6.50%, 11/01/20 (a)		745	745,000
SandRidge Energy, Inc. (e):
7.50%, 3/15/21		750	781,875
8.13%, 10/15/22		290	310,300
7.50%, 2/15/23		1,685	1,752,400
SESI LLC (e):
6.38%, 5/01/19		755	804,075
7.13%, 12/15/21		745	828,813
SM Energy Co. (e):
6.50%, 11/15/21		605	638,275
6.50%, 1/01/23		285	300,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)		176	183,040

			43,607,467

Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		810	834,300
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)(e)		395	413,763
NewPage Corp., 11.38%, 12/31/14 (d)(k)		3,445	1,653,600
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (a)(e)		305	323,300

			3,224,963

Pharmaceuticals — 0.2%
Mylan, Inc., 6.00%, 11/15/18 (a)		80	88,200
Valeant Pharmaceuticals International (a)(e):
6.50%, 7/15/16		590	622,450
6.38%, 10/15/20		915	972,188

			1,682,838

Real Estate Investment Trusts (REITs) — 0.4%
Felcor Lodging LP, 6.75%, 6/01/19		1,170	1,231,425
		Par (000)	Value
Corporate Bonds

Real Estate Investment Trusts (REITs) (concluded)
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (e)	USD	1,300	$1,444,366

			2,675,791

Real Estate Management & Development — 1.3%
Mattamy Group Corp., 6.50%, 11/15/20 (a)(e)		620	620,000
Punch Taverns Finance Plc, Series A2R, 6.82%, 7/15/20	GBP	1,173	1,831,715
Realogy Corp.:
11.50%, 4/15/17	USD	215	232,737
12.00%, 4/15/17		225	243,000
7.88%, 2/15/19 (a)(e)		1,765	1,870,900
7.63%, 1/15/20 (a)(e)		1,015	1,131,725
9.00%, 1/15/20 (a)		435	482,850
Shea Homes LP, 8.63%, 5/15/19 (e)		1,750	1,925,000

			8,337,927

Road & Rail — 1.0%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)(e)		3,400	3,460,554
The Hertz Corp.:
7.50%, 10/15/18		540	591,300
6.75%, 4/15/19		375	405,000
6.75%, 4/15/19 (a)		405	437,400
7.38%, 1/15/21 (e)		1,530	1,663,875

			6,558,129

Software — 0.5%
Infor US, Inc., 9.38%, 4/01/19		2,000	2,230,000
Nuance Communications, Inc., 5.38%, 8/15/20 (a)(e)		875	901,250

			3,131,250

Specialty Retail — 0.7%
Claire's Stores, Inc., 9.00%, 3/15/19 (a)(e)		1,034	1,099,917
Michaels Stores, Inc., 7.75%, 11/01/18 (a)		317	343,549
Party City Holdings, Inc., 8.88%, 8/01/20 (a)		599	634,940
Penske Automotive Group, Inc., 5.75%, 10/01/22 (a)		705	717,337
QVC, Inc., 5.13%, 7/02/22 (a)(e)		370	392,070
Sally Holdings LLC (e):
6.88%, 11/15/19		920	1,023,500
5.75%, 6/01/22		425	460,063

			4,671,376

Textiles, Apparel & Luxury Goods — 0.1%
Berkline/Benchcraft LLC, 4.50%, 11/03/13 (d)(k)		200	—
Levi Strauss & Co., 6.88%, 5/01/22 (e)		380	398,525

			398,525

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 8

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Tobacco — 0.5%
Reynolds American, Inc., 7.63%, 6/01/16 (e)	USD	2,500	$2,999,415

Transportation Infrastructure — 0.8%
Aguila 3 SA, 7.88%, 1/31/18 (a)		498	527,880
Federal Express Corp. 2012 Pass Through Trust, 2.63%, 1/15/18 (a)(e)		1,468	1,482,612
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (a)(e)		3,372	3,442,900

			5,453,392

Wireless Telecommunication Services — 2.5%
Cricket Communications, Inc., 7.75%, 5/15/16 (e)		2,250	2,379,375
Crown Castle International Corp., 5.25%, 1/15/23 (a)		725	757,625
Crown Castle Towers LLC, 4.52%, 1/15/35 (a)		3,000	3,170,886
Digicel Group Ltd. (a):
8.25%, 9/01/17		1,335	1,431,787
8.25%, 9/30/20		1,215	1,290,938
Sprint Capital Corp., 6.88%, 11/15/28 (e)		1,410	1,452,300
Sprint Nextel Corp. (a)(e):
9.00%, 11/15/18		3,070	3,783,775
7.00%, 3/01/20		1,510	1,747,825
Sunrise Communications International SA, 7.00%, 12/31/17	EUR	150	209,714

			16,224,225

Total Corporate Bonds – 69.4%			452,874,289

Floating Rate Loan Interests (b)

Aerospace & Defense — 0.2%
TransDigm, Inc., Term Loan B, 4.00%, 2/14/17	USD	1,155	1,158,987

Airlines — 0.1%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		688	690,760
US Airways Group, Inc., Term Loan, 2.71%, 3/21/14		145	141,774

			832,534

Auto Components — 1.6%
Autoparts Holdings Ltd.:
First Lien Term Loan, 6.50%, 7/28/17		990	984,436
Second Lien Term Loan, 10.50%, 1/29/18		1,500	1,399,995
		Par (000)	Value
Floating Rate Loan Interests (b)

Auto Components (concluded)
Federal-Mogul Corp.:
Term Loan B, 2.15%, 12/29/14	USD	2,144	$1,989,888
Term Loan C, 2.15%, 12/28/15		350	324,852
FleetPride Corp., First Lien Term Loan, 11/20/19		915	913,289
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19		2,985	2,999,925
Schaeffler AG, Term Loan B, 1/27/15	EUR	675	860,314
Transtar Holding Co., First Lien Term Loan, 10/02/18	USD	1,285	1,291,425

			10,764,124

Beverages — 0.0%
Le-Nature's, Inc., Tranche B Term Loan, 3/01/11 (d)(f)(k)		1,000	100

Biotechnology — 0.2%
Grifols, Inc., Term Loan B, 4.50%, 6/01/17		1,073	1,084,215

Building Products — 0.6%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		1,261	1,270,081
CPG International, Inc., Term Loan, 5.75%, 9/18/19		1,375	1,381,875
United Subcontractors, Inc., First Lien Term Loan, 4.37%, 6/30/15		160	150,519
Wilsonart International Holdings LLC, Term Loan B, 10/19/19		820	824,100

			3,626,575

Capital Markets — 0.6%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		1,462	1,480,275
HarbourVest Partners LLC, Term Loan B, 11/21/17		970	971,212
Nuveen Investments, Inc.:
Extended First Lien Term Loan, 5.81% - 5.86%, 5/13/17		198	197,576
Extended Term Loan, 5.81% - 5.86%, 5/12/17		302	301,610
Incremental Term Loan, 7.25%, 5/13/17		580	582,900
Second Lien Term Loan, 2/28/19		675	685,125

			4,218,698

Chemicals — 1.6%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		1,625	1,642,062

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 9

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Chemicals (concluded)
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17	USD	1,229	$1,213,717
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		1,005	1,016,939
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		783	783,625
General Chemical Corp., Term Loan, 5.00% - 5.75%, 10/06/15		111	110,588
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		2,072	2,095,307
MacDermid, Inc., Tranche C Term Loan, 2.30%, 4/11/14	EUR	435	560,881
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,281	1,255,287
Styron Sarl LLC, Term Loan B, 8.00%, 8/02/17		556	532,294
Tronox Pigments (Netherlands) BV:
Delayed Draw Term Loan, 4.25%, 2/08/18		213	213,804
Term Loan B, 4.25%, 2/08/18		780	783,949

			10,208,453

Commercial Banks — 0.3%
Everest Acquisition LLC, Term Loan B1, 5.00%, 5/24/18		1,690	1,705,497

Commercial Services & Supplies — 1.7%
ACCO Brands Corp., Term Loan B, 4.25%, 4/30/19		721	725,937
Altegrity, Inc.:
Term Loan, 2.96%, 2/21/15		905	839,388
Tranche D Term Loan, 7.75%, 2/20/15		1,386	1,385,051
AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/18		1,332	1,348,946
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		1,017	1,029,673
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		1,450	1,465,413
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		1,480	1,489,011
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19		785	790,888
Protection One, Inc., Term Loan, 5.75%, 3/21/19		826	830,665
West Corp., Term Loan B6, 5.75%, 6/29/18		1,292	1,311,139

			11,216,111

Communications Equipment — 1.8%
Avaya, Inc.:
Extended Term Loan B3, 4.81%, 10/26/17		206	180,213
		Par (000)	Value
Floating Rate Loan Interests (b)

Communications Equipment (concluded)
Avaya, Inc. (concluded):
Term Loan B1, 3.06%, 10/24/14	USD	1,386	$1,305,484
CommScope, Inc., Term Loan, 4.25%, 1/12/18		1,231	1,236,643
Telesat Canada, Term Loan A, 4.39%, 3/28/17	CAD	3,500	3,382,494
Zayo Group LLC, Term Loan B, 5.25%, 7/02/19	USD	5,830	5,866,011

			11,970,845

Construction & Engineering — 0.6%
Safway Services LLC, First Out Term Loan, 9.00%, 12/16/17		3,750	3,750,000

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		2,334	2,394,698

Consumer Finance — 0.6%
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		3,265	3,273,162
Springleaf Financial Funding Co.(FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		925	913,669

			4,186,831

Containers & Packaging — 0.1%
Sealed Air Corp., Term Loan, 10/03/18		525	528,938

Diversified Consumer Services — 0.9%
Coinmach Service Corp., Term Loan B, 3.21%, 11/20/14		3,286	3,178,929
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		1,107	953,512
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		947	938,118
ServiceMaster Co.:
Non-Extended Delayed Draw, 2.71%, 7/24/14		102	101,166
Non-Extended Term Loan, 2.71%, 7/24/14		1,009	1,005,099

			6,176,824

Diversified Financial Services — 1.5%
Residential Capital LLC, DIP Term Loan A1, 5.00%, 11/18/13		2,905	2,906,220
Reynolds Group Holdings Inc., Dollar Term Loan, 4.75%, 9/20/18		2,055	2,069,241
Telesat LLC, Term Loan B, 4.25%, 3/28/19		3,716	3,735,195
WMG Acquisition Corp., Term Loan, 5.25%, 10/25/18		930	936,687

			9,647,343

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 10

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Diversified Telecommunication Services — 1.7%
Consolidated Communications, Inc., Term Loan B3, 11/29/18	USD	2,255	$2,246,544
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		1,755	1,784,625
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		765	765,000
2019 Term Loan B, 5.25%, 8/01/19		625	628,906
Term Loan, 4.75%, 8/01/19		5,080	5,105,400
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		495	488,890

			11,019,365

Electric Utilities — 0.0%
TPF Generation Holdings LLC, Synthetic Letter of Credit Deposit, First Lien, 2.36%, 12/13/13 (d)		47	47,015

Electronic Equipment, Instruments & Components — 0.1%
Sensata Technologies Finance Co. LLC, Term Loan, 4.00%, 5/11/18		569	569,872

Energy Equipment & Services — 1.4%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		2,017	2,081,730
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		3,255	3,388,788
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		1,980	1,988,415
Tervita Corp., Term Loan B, 3.21%, 11/14/14		1,825	1,790,909

			9,249,842

Food & Staples Retailing — 0.1%
Pilot Travel Centers LLC, Term Loan B2, 4.25%, 8/07/19		610	613,050
US Foods, Inc., Extended Term Loan B, 5.75%, 3/31/17		224	220,717

			833,767

Food Products — 0.5%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17		785	792,261
Del Monte Foods Co., Term Loan, 4.50%, 3/08/18		918	918,595
Pinnacle Foods Finance LLC, Term Loan E, 4.75%, 10/17/18		1,127	1,131,745
Solvest Ltd. (Dole):
Term Loan B-2, 5.00% - 6.00%, 7/06/18		97	96,729
		Par (000)	Value
Floating Rate Loan Interests (b)

Food Products (concluded)
Solvest Ltd. (Dole) (concluded):
Term Loan C-2, 5.00% - 6.00%, 7/06/18	USD	173	$173,095

			3,112,425

Health Care Equipment & Supplies — 1.6%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		2,050	2,075,486
BSN Medical Acquisition Holding GmbH, Term Loan B, 5.00%, 7/27/19		700	701,400
DJO Finance LLC, Term Loan B3, 6.25%, 9/15/17		2,159	2,166,858
Hologic, Inc., Term Loan B, 4.50%, 8/01/19		2,439	2,462,252
Hupah Finance, Inc., Term Loan B, 6.25% - 7.25%, 1/21/19		995	1,003,706
Immucor, Inc., Term Loan B1, 5.75%, 8/17/18		644	650,554
Kinetic Concepts, Inc., Term Loan B1, 7.00%, 5/04/18		615	619,528
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		858	864,284

			10,544,068

Health Care Providers & Services — 2.2%
Ardent Health Services, First Lien Term Loan, 9/15/15		1	1,283
Ardent Medical Services, Inc., Term Loan, 6.50%, 5/23/18		480	482,400
CHG Buyer Corp., First Lien Term Loan, 11/22/19		850	847,875
ConvaTec, Inc., Term Loan, 5.00%, 12/22/16		1,258	1,265,325
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,965	1,974,825
Emergency Medical Services Corp., Term Loan, 5.25%, 5/25/18		279	281,813
Genesis Healthcare Corp., Term Loan B, 9/25/17		855	822,938
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		2,990	2,897,976
Term Loan A, 8.50%, 3/02/15		496	486,208
HCA, Inc., Extended Term Loan B3, 3.46%, 5/01/18		890	890,507
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		102	95,835
Incremental Term Loan B-3, 6.75%, 5/15/18		430	419,563
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		2,629	2,497,194

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 11

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Health Care Providers & Services (concluded)
Sheridan Holdings, Inc., First Lien Term Loan, 6.00%, 6/29/18	USD	369	$371,496
US Renal Care, Inc., First Lien Term Loan, 6.25%, 7/02/19		858	866,429

			14,201,667

Health Care Technology — 0.1%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		899	905,133

Hotels, Restaurants & Leisure — 3.6%
Alpha D2 Ltd., Extended Term Loan B2, 6.00%, 4/29/19		1,677	1,696,018
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		579	518,461
Incremental Term Loan B4, 9.50%, 10/31/16		867	884,130
Term Loan B1, 3.21%, 1/28/15		2,310	2,237,812
Term Loan B2, 3.21%, 1/28/15		1,990	1,927,812
Dunkin' Brands, Inc., Term Loan B2, 4.00%, 11/23/17		2,344	2,354,553
Harrah's Property Co., Mezzanine Term Loan, 2/13/13		3,246	2,725,109
Kronos, Inc., Second Lien Term Loan, 4/24/20		1,170	1,170,000
OSI Restaurant Partners, LLC, Term Loan B, 4.75%, 10/24/19		865	872,569
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		159	158,422
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.00%, 8/17/17		827	832,662
Six Flags Theme Parks, Inc., Term Loan B, 4.25%, 12/20/18		705	707,517
Station Casinos, Inc.:
2011 Term Loan B2, 4.21%, 6/17/16		2,355	2,255,902
Term Loan B, 5.50%, 9/07/19		2,175	2,180,437
Travelport LLC:
Extended Tranche A Term Loan, 6.31%, 12/01/16		450	134,988
Extended Tranche B Term Loan, 13.81%, 12/01/16		1,479	110,895
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%, 11/05/15		1,195	1,200,820
Wendy’s International, Inc., Term Loan B, 4.75%, 5/15/19		1,235	1,245,547

			23,213,654

		Par (000)	Value
Floating Rate Loan Interests (b)

Household Durables — 0.0%
Berkline/Benchcraft LLC, Term Loan B, 14.00%, 11/03/13 (d)(k)	USD	172	$36,379

Household Products — 0.5%
Prestige Brands, Inc., Term Loan, 5.25% - 6.25%, 1/31/19		735	742,807
Spectrum Brands, Inc.:
Term Loan, 11/06/19		1,210	1,217,562
Term Loan, 11/06/19	CAD	1,075	1,082,197

			3,042,566

Independent Power Producers & Energy Traders — 0.4%
The AES Corp., Term Loan, 4.25%, 6/01/18	USD	1,156	1,165,898
Calpine Corp., Term Loan, 4.50%, 4/02/18		1,067	1,073,962
GenOn Energy, Inc., Term Loan B, 6.50%, 12/01/17		437	438,531

			2,678,391

Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan, 3.46% - 3.61%, 12/03/14		1,344	1,338,926

Insurance — 0.8%
Asurion LLC, First Lien Term Loan, 5.50%, 5/24/18		1,512	1,524,403
CNO Financial Group, Inc.:
Term Loan B-1, 4.25%, 9/28/16		1,045	1,047,613
Term Loan B-2, 5.00%, 9/20/18		1,415	1,422,075
Cunningham Lindsey Group, Inc., Term Loan B, 10/29/19		930	932,325

			4,926,416

Internet Software & Services — 0.1%
Web.com Group, Inc., Term Loan B, 11.00%, 10/27/17		949	943,529

IT Services — 2.1%
Ceridian Corp., Extended Term Loan, 5.96%, 5/09/17		1,087	1,083,353
First Data Corp.:
2018 Add-on Term Loan, 5.21%, 9/24/18		1,805	1,765,741
Extended 2018 Term Loan B, 4.21%, 3/23/18		5,119	4,870,921
Genpact International, Inc., Term Loan B, 4.25%, 8/30/19		1,070	1,078,025
InfoGroup, Inc., Term Loan, 5.75%, 5/25/18		910	803,158
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		1,054	1,061,040

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 12

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

IT Services (concluded)
TransUnion LLC, Term Loan B, 5.50%, 2/12/18	USD	2,724	$2,760,320

			13,422,558

Leisure Equipment & Products — 0.3%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		1,454	1,451,849
FGI Operating Company LLC, Term Loan, 5.50% - 6.50%, 4/19/19		484	487,642

			1,939,491

Machinery — 1.0%
Intelligrated, Inc., First Lien Term Loan, 6.75%, 7/30/18		1,100	1,109,625
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		1,477	1,488,225
Terex Corp., Term Loan B:
4.50%, 4/28/17		990	998,355
5.00%, 4/28/17	EUR	307	398,141
Wabash National Corp., Term Loan B, 6.00%, 5/02/19	USD	2,751	2,778,687

			6,773,033

Media — 5.7%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		517	476,319
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		1,708	1,710,915
Capsugel Holdings US, Inc., Term Loan B, 4.75%, 8/01/18		646	650,996
Cengage Learning Acquisitions, Inc., Tranche 1 Incremental, 7.50%, 7/03/14		2,020	1,633,981
Charter Communications Operating LLC:
Extended Term Loan C, 3.46%, 9/06/16		2,342	2,351,532
Term Loan D, 4.00%, 5/15/19		912	918,934
Clear Channel Communications, Inc.:
Term Loan A, 3.76%, 7/30/14		1,689	1,649,106
Term Loan B, 3.86%, 1/29/16		712	577,593
Term Loan C, 3.86%, 1/29/16		903	715,072
Cumulus Media, Inc., First Lien Term Loan, 5.75%, 9/17/18		1,488	1,493,125
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		768	775,372
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		1,760	1,779,800
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		1,820	1,826,315
		Par (000)	Value
Floating Rate Loan Interests (b)

Media (concluded)
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 7.25%, 6/01/18	USD	2,169	$2,125,718
Hubbard Broadcasting, Term Loan B, 5.25%, 4/28/17		766	766,784
Intelsat Jackson Holdings SA, Tranche B Term Loan, 4.50%, 4/02/18		4,179	4,206,418
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		2,376	2,388,450
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19		3,195	3,213,371
Lavena Holding 4 GmbH:
Term Loan B, 2.95%, 3/06/15	EUR	304	369,761
Term Loan C, 3.32%, 3/04/16		304	371,736
Lavena Holding 4 GmbH (Prosiebensat.1 Media AG), Second Lien Term Loan, 4.45%, 9/02/16		904	1,051,251
Sinclair Television Group, Inc., Term Loan B, 4.00%, 10/28/16	USD	1,216	1,218,076
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		2,654	2,590,561
UPC Broadband Holding BV, Term Loan U, 4.11%, 12/29/17	EUR	97	125,782
UPC Financing Partnership, Term Loan T, 3.71%, 12/30/16	USD	355	353,150
WC Luxco Sarl, Term Loan B-3, 4.25%, 3/15/18		528	530,197
Weather Channel, Term Loan B, 4.25%, 2/13/17		522	526,295
WideOpenWest Finance LLC, First Lien Term Loan, 6.25%, 7/17/18		743	751,082

			37,147,692

Metals & Mining — 1.5%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		1,302	1,301,737
Metals USA, Inc., Term Loan, 11/15/19		1,155	1,143,450
Novelis, Inc.:
Incremental Term Loan B2, 4.00%, 3/10/17		2,467	2,472,364
Term Loan, 4.00%, 3/10/17		2,937	2,945,354
Walter Energy, Inc., Term Loan B, 5.75%, 4/02/18		298	298,749
Windsor Financing LLC, Term Loan B, 10/31/19		1,640	1,623,600

			9,785,254

Multiline Retail — 0.9%
99 Cents Only Stores, Term Loan, 5.25%, 1/11/19		908	916,776

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 13

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Multiline Retail (concluded)
BJ's Wholesale Club, Inc.:
First Lien Term Loan, 5.75%, 9/26/19	USD	595	$601,610
Second Lien Term Loan, 9.75%, 3/26/20		545	559,170
HEMA Holding BV:
Second Lien Term Loan, 5.11%, 1/05/17	EUR	2,600	3,043,289
Term Loan B, 2.11%, 7/06/15		334	406,284
Term Loan C, 2.86%, 7/05/16		334	408,453

			5,935,582

Oil, Gas & Consumable Fuels — 1.9%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	USD	2,710	2,662,575
Gibson Energy ULC, Term Loan B, 4.75%, 6/15/18		1,233	1,245,658
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		2,213	2,213,365
Plains Exploration & Production, 7-Year Term Loan B, 9/13/19		2,270	2,278,513
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		740	744,625
Vantage Drilling Co., Term Loan, 10/26/17		3,450	3,398,250

			12,542,986

Paper & Forest Products — 0.3%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		1,450	1,449,101
Verso Paper Finance Holdings LLC, Term Loan, 6.56% - 7.31%, 2/01/13 (h)		748	374,009

			1,823,110

Pharmaceuticals — 1.3%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,474	1,473,293
Par Pharmaceutical Cos., Inc., Term Loan B, 5.00%, 9/30/19		1,975	1,968,423
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		1,723	1,748,011
RPI Finance Trust, Incremental Tranche 2, 4.00%, 11/09/18		462	464,609
Valeant Pharmaceuticals International, Inc., Series C Tranche B, 9/27/19		1,120	1,123,360
Warner Chilcott Corp.:
Incremental Term Loan B-1, 4.25%, 3/15/18		291	292,869
Term Loan B-1, 4.25%, 3/15/18		767	771,196
		Par (000)	Value
Floating Rate Loan Interests (b)

Pharmaceuticals (concluded)
Warner Chilcott Corp. (concluded):
Term Loan B-2, 4.25%, 3/15/18	USD	384	$385,598

			8,227,359

Professional Services — 0.6%
Booz Allen Hamilton, Inc., Term Loan B, 4.50%, 7/31/19		1,390	1,400,717
Emdeon, Inc., Term Loan B1, 5.00%, 11/02/18		929	939,807
ON Assignment, Inc., Term Loan B, 5.00%, 5/15/19		586	588,726
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/06/19		1,187	1,186,728

			4,115,978

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		3,414	3,415,279

Real Estate Management & Development — 0.8%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16		114	113,739
Extended Term Loan, 4.46%, 10/10/16		4,773	4,764,186
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		425	419,687

			5,297,612

Road & Rail — 0.1%
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		642	640,171

Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.46%, 12/01/16		1,137	1,102,161
NXP BV, Term Loan A-2, 5.50%, 3/03/17		400	406,150

			1,508,311

Software — 1.2%
GCA Services Group, Inc.:
Second Lien Term Loan, 11/01/20		700	693,000
Term Loan B, 11/01/19		560	557,665
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		2,110	2,129,227
Sophia LP, Term Loan B, 6.25%, 7/19/18		903	912,942
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19		1,292	1,305,848
Term Loan B-2, 5.00%, 6/07/19		134	135,088

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 14

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Software (concluded)
WaveDivision Holdings LLC, Term Loan B, 5.50%, 8/09/19	USD	1,770	$1,792,125

			7,525,895

Specialty Retail — 1.5%
Academy Ltd., Term Loan, 4.75%, 8/03/18		1,787	1,790,966
Bass Pro Group LLC, Term Loan, 6.25%, 11/30/19		840	839,849
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50%, 2/23/17		216	217,422
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		955	950,225
Equinox Fitness Clubs, First Lien Term Loan, 11/16/19		1,140	1,137,150
Harbor Freight Tools USA, Inc., Term Loan B, 5.50%, 11/14/17		529	531,757
Party City Holdings Inc., Term Loan B, 5.75%, 7/26/19		1,285	1,296,244
PETCO Animal Supplies, Inc., Term Loan, 4.50%, 11/24/17		1,213	1,217,960
Toys ‘R’ Us Delaware, Inc.:
Term Loan, 6.00%, 9/01/16		434	427,859
Term Loan B3, 5.25%, 5/25/18		617	601,866
The Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/02/19		662	667,604

			9,678,902

Textiles, Apparel & Luxury Goods — 0.3%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,269	1,243,253
Wolverine Worldwide, Inc., Term Loan B, 4.00%, 7/31/19		771	775,053

			2,018,306

Thrifts & Mortgage Finance — 0.1%
Insight Global, Inc., First Lien Term Loan, 10/31/19		870	865,650

Wireless Telecommunication Services — 1.7%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		1,160	1,165,081
MetroPCS Wireless, Inc., Term Loan B-3, 4.00%, 3/16/18		1,029	1,030,718
Vodafone Americas Finance 2, Inc., Term Loan, 6.88%, 8/11/15 (h)		8,583	8,755,004

			10,950,803

Total Floating Rate Loan Interests – 48.1%			313,747,760

		Par (000)	Value
Municipal Bonds

State of California, GO:
5.25%, 4/01/14	USD	1,075	$1,138,586
5.65%, 4/01/39 (b)		455	462,480
Various Purpose 3, Mandatory Put Bonds, 5.10%, 8/01/14		1,350	1,411,520
State of Illinois, GO, 3.32%, 1/01/13		5,075	5,086,317

Total Municipal Bonds – 1.2%			8,098,903

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.9%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.88%, 3/25/37 (b)		1,348	1,318,276
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		6,777	5,751,807
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		2,078	2,027,060
Series 2006-17, Class A2, 6.00%, 12/25/36		4,357	3,945,104
Series 2007-HY5, Class 3A1, 5.68%, 9/25/37 (b)		2,764	2,466,630
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.96%, 10/25/35 (b)		2,352	1,983,450
Morgan Stanley Reremic Trust, Series 2010-R4, Class 4A, 0.47%, 2/26/37 (a)(b)		1,743	1,665,105

			19,157,432

Commercial Mortgage-Backed Securities — 8.3%
Banc of America Commercial Mortgage, Inc. (b):
Series 2007-3, Class A2, 5.80%, 6/10/49		425	424,769
Series 2007-4, Class A4, 5.92%, 2/10/51		2,150	2,549,857
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49		285	289,083
Credit Suisse Mortgage Capital Certificates:
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,850	1,969,083
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		87	87,788
Series 2007-C4, Class A3, 5.95%, 9/15/39 (b)		2,815	2,931,454

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 15

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates (concluded):
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)	USD	2,051	$2,186,405
Extended Stay America Trust, Series 2010-ESHA, Class C, 4.86%, 11/05/27 (a)		2,320	2,327,013
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class G, 7.50%, 11/18/29 (b)		1,665	1,770,001
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AM, 6.06%, 7/10/38 (b)		1,610	1,792,308
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,110	2,433,556
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM, 5.62%, 4/10/38 (b)		3,680	4,043,050
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		2,315	2,448,691
Series 2007-CB18, Class A4, 5.44%, 6/12/47		2,110	2,436,525
Series 2007-CB19, Class A4, 5.92%, 2/12/49 (b)		2,140	2,515,228
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		4,745	5,675,599
Morgan Stanley Capital I (b):
Series 2007-IQ15, Class A2, 6.04%, 6/11/49		1,719	1,746,961
Series 2012-C4, Class XA, 2.88%, 3/15/45 (a)		15,521	2,301,012
Talisman Finance PLC, 0.39%, 10/22/16 (b)	EUR	2,268	2,661,755
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33 (b):
Class A2, 6.08%, 2/15/51	USD	851	851,320
Class A4, 6.12%, 2/15/51		2,030	2,402,509
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		1,085	1,175,690
Series 2012-C8, Class C, 5.04%, 8/15/45 (b)		1,395	1,507,776
Series 2012-C9, Class XA, 2.45%, 11/15/45 (a)(b)		17,130	2,481,246
		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities (concluded)
Windermere CMBS PLC, Series XI-X, Class A, 0.78%, 4/24/17 (b)	GBP	1,819	$2,783,794

			53,792,473

Total Non-Agency Mortgage-Backed Securities – 11.2%			72,949,905

Other Interests (l)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow		1,000	10,625

Diversified Financial Interests — 0.2%
J.G. Wentworth LLC Preferred Equity Interests (d)		1	1,598,297

Household Durables — 0.0%
Berkline Benchcraft Equity LLC		3	—

			1,608,922

Total Other Interests – 0.2%			1,608,922

Preferred Securities

Preferred Stocks – 0.1%		Shares

Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)(f)		6,000	725,625

Trust Preferreds - 0.5%

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		116,120	3,013,133

Total Preferred Securities – 0.6%			3,738,758

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 16

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
US Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.5%
Freddie Mac Mortgage-Backed Securities, Series 3986, Class M, 4.50%, 9/15/41	USD	3,107	$3,328,554

Interest Only Collateralized Mortgage Obligations — 1.8%
Fannie Mae Mortgage-Backed Securities:
Series 2010-126, Class UI, 5.50%, 10/25/40		11,405	1,761,941
Series 2012-M9, Class X1, 4.25%, 12/25/17 (b)		21,151	3,601,005
Freddie Mac Mortgage-Backed Securities (b):
Series K021, Class X1, 1.51%, 6/25/22		11,140	1,255,155
Series K707, Class XI, 1.70%, 12/25/18		43,278	3,478,839
Series K710, Class XI, 1.92%, 5/25/19		13,424	1,300,660

			11,397,600

Mortgage-Backed Securities — 6.2%
Fannie Mae Mortgage-Backed Securities (e):
5.00%, 7/01/20 - 8/01/23		11,168	12,150,378
3.50%, 8/01/26		11,505	12,386,456
Freddie Mac Mortgage-Backed Securities, 4.50%, 4/01/25 (e)		14,705	15,997,421

			40,534,255

Total US Government Sponsored Agency Securities – 8.5%			55,260,409

		Shares
Warrants (m)

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		435	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		3,100	—

Total Warrants – 0.0%			—

	Shares	Value
Total Long-Term Investments (Cost – $953,087,267) – 148.1%		$966,565,770

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (n)(o)	4,951,071	4,951,071

Total Short-Term Securities (Cost – $4,951,071) – 0.8%		4,951,071

	Contracts
Options Purchased

Over-the-Counter Call Options — 0.0%

Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Group, Inc.	46	1

Total Options Purchased (Cost – $44,978) – 0.0%		1

Total Investments (Cost - $958,083,316*) – 148.9%		971,516,842
Liabilities in Excess of Other Assets – (48.9)%		(319,202,471)

Net Assets – 100.0%		$652,314,371

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$956,844,163

	Gross unrealized appreciation	$36,312,951
	Gross unrealized depreciation	(21,640,272)

	Net unrealized appreciation	$14,672,679

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 17

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank AG	$970,200	$—
Goldman Sachs Group, Inc.	$171,396	$2,325
JPMorgan Chase & Co.	$4,500,000	$—
Wells Fargo & Co.	$773,456	$12,456

(d)	Non-income producing security.
(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Convertible security.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(k)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(n)	Represents the current yield as of report date.
(o)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,323,267	2,627,804	4,951,071	$2,321

Fund pays the fixed rate and receives the floating rate.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
CAD	Canadian Dollar
CNH	Chinese Renminbi (offshore)
DIP	Debtor-In-Possession
EBIDTA	Earnings Before Interest, Taxes, Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
USD	US Dollar
•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of November 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Barclays Capital, Inc.	0.60%	3/30/12	Open	$1,368,400	$1,374,010
Barclays Capital, Inc.	0.40%	4/03/12	Open	6,117,520	6,133,969
Barclays Capital, Inc.	0.60%	4/03/12	Open	3,308,826	3,322,171
Barclays Capital, Inc.	0.60%	4/04/12	Open	730,235	733,168
Barclays Capital, Inc.	0.35%	4/09/12	Open	3,569,655	3,577,845
UBS Securities, LLC	0.35%	4/12/12	Open	3,541,363	3,549,385
UBS Securities, LLC	0.25%	4/17/12	Open	1,031,063	1,032,695
Barclays Capital, Inc.	0.40%	4/18/12	Open	8,260,600	8,281,435
Barclays Capital, Inc.	0.60%	4/23/12	Open	1,081,088	1,085,088
Barclays Capital, Inc.	0.60%	4/30/12	Open	947,468	950,864
Deutsche Bank Securities, Inc.	0.50%	4/30/12	Open	1,416,620	1,420,850
UBS Securities, LLC	0.55%	4/30/12	Open	1,556,650	1,561,763
Barclays Capital, Inc.	0.65%	5/02/12	Open	2,160,413	2,168,721

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 18

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2012 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Barclays Capital, Inc.	0.60%	5/03/12	Open	$673,035	$675,413
Barclays Capital, Inc.	0.00%	5/03/12	Open	340,706	340,706
UBS Securities, LLC	0.34%	5/03/12	Open	3,198,769	3,205,173
Barclays Capital, Inc.	0.60%	5/07/12	Open	425,914	427,390
Barclays Capital, Inc.	0.40%	5/07/12	Open	2,403,144	2,408,698
Credit Suisse Securities (USA) LLC	0.35%	5/07/12	Open	3,097,381	3,103,645
UBS Securities, LLC	0.40%	5/07/12	Open	1,175,513	1,178,229
UBS Securities, LLC	0.00%	5/07/12	Open	503,750	503,750
Barclays Capital, Inc.	0.60%	5/08/12	Open	861,358	864,330
Credit Suisse Securities (USA) LLC	0.35%	5/08/12	Open	2,560,000	2,565,152
Credit Suisse Securities (USA) LLC	0.38%	5/08/12	Open	1,277,250	1,280,041
Credit Suisse Securities (USA) LLC	0.65%	5/08/12	Open	1,011,250	1,015,030
Credit Suisse Securities (USA) LLC	0.65%	5/10/12	Open	1,154,554	1,158,827
UBS Securities, LLC	0.00%	5/10/12	Open	459,375	459,375
UBS Securities, LLC	0.55%	5/10/12	Open	2,979,465	2,988,751
Credit Suisse Securities (USA) LLC	0.35%	5/11/12	Open	3,119,100	3,125,286
Credit Suisse Securities (USA) LLC	0.35%	5/14/12	Open	1,034,800	1,036,822
UBS Securities, LLC	0.65%	5/14/12	Open	789,074	791,938
Barclays Capital, Inc.	0.55%	5/18/12	Open	1,768,145	1,773,466
Credit Suisse Securities (USA) LLC	0.35%	5/18/12	Open	243,800	244,267
Credit Suisse Securities (USA) LLC	0.00%	5/18/12	Open	182,025	182,028
Barclays Capital, Inc.	0.60%	5/23/12	Open	636,862	638,900
Credit Suisse Securities (USA) LLC	0.60%	5/23/12	Open	386,750	387,988
Barclays Capital, Inc.	0.35%	6/05/12	Open	3,155,100	3,160,591
Barclays Capital, Inc.	0.55%	6/05/12	Open	1,103,926	1,106,945
Barclays Capital, Inc.	0.60%	6/05/12	Open	557,356	559,019
Credit Suisse Securities (USA) LLC	0.65%	6/05/12	Open	862,174	864,961
UBS Securities, LLC	0.54%	6/05/12	Open	726,512	728,463
UBS Securities, LLC	0.45%	6/05/12	Open	748,125	749,799
UBS Securities, LLC.	0.65%	6/05/12	Open	894,400	897,291
UBS Securities, LLC.	0.55%	6/05/12	Open	3,565,000	3,574,749
UBS Securities, LLC	0.65%	6/07/12	Open	1,115,100	1,118,663
UBS Securities, LLC	0.65%	6/13/12	Open	310,912	311,872
Barclays Capital, Inc.	0.60%	6/26/12	Open	1,347,675	1,351,224
Barclays Capital, Inc.	0.60%	6/28/12	Open	1,540,425	1,544,430
Barclays Capital, Inc.	0.35%	6/28/12	Open	1,109,750	1,111,433
Barclays Capital, Inc.	0.60%	6/29/12	Open	1,567,681	1,571,732
Barclays Capital, Inc.	0.60%	7/05/12	Open	1,627,580	1,631,624
Barclays Capital, Inc.	0.60%	7/10/12	Open	505,224	506,437
UBS Securities, LLC	0.65%	7/16/12	Open	334,400	335,233
Credit Suisse Securties (USA) LLC	0.35%	7/23/12	Open	1,764,037	1,766,284

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 19

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2012 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Credit Suisse Securties (USA) LLC	0.38%	7/25/12	Open	$6,172,500	$6,180,840
Credit Suisse Securties (USA) LLC	0.65%	7/31/12	Open	1,242,455	1,245,214
UBS Securities LLC	0.65%	8/01/12	Open	387,150	388,003
Credit Suisse Securties (USA) LLC	0.35%	8/02/12	Open	6,011,338	6,018,409
Barclays Capital, Inc.	0.60%	8/03/12	Open	2,944,835	2,950,725
Barclays Capital, Inc.	0.65%	8/03/12	Open	592,806	594,090
Credit Suisse Securties (USA) LLC	0.65%	8/03/12	Open	972,063	974,169
UBS Securities LLC	0.60%	8/03/12	Open	2,915,325	2,921,156
UBS Securities LLC	0.65%	8/03/12	Open	1,084,325	1,086,674
UBS Securities LLC	(0.25%)	8/03/12	Open	891,325	890,582
Deutsche Bank Securities, Inc.	0.65%	8/06/12	Open	850,850	852,647
Barclays Capital, Inc.	0.60%	8/08/12	Open	6,398,363	6,410,627
Credit Suisse Securties (USA) LLC	0.35%	8/08/12	Open	363,757	364,164
Deutsche Bank Securities, Inc.	0.00%	8/16/12	Open	1,105,325	1,105,325
Credit Suisse Securties (USA) LLC	0.60%	8/22/12	Open	1,132,407	1,134,314
Credit Suisse Securties (USA) LLC	0.65%	8/24/12	Open	735,687	737,003
Credit Suisse Securties (USA) LLC	(0.25%)	8/29/12	Open	931,838	931,469
Credit Suisse Securties (USA) LLC	0.65%	8/29/12	Open	315,000	315,535
Credit Suisse Securties (USA) LLC	0.65%	8/30/12	Open	341,325	341,898
Deutsche Bank Securities, Inc.	0.70%	8/30/12	Open	4,164,387	4,171,918
Deutsche Bank Securities, Inc.	0.65%	9/07/12	Open	1,257,225	1,259,154
Barclays Capital, Inc.	0.60%	9/10/12	Open	419,012	419,578
Barclays Capital, Inc.	0.60%	9/12/12	Open	435,395	435,975
Credit Suisse Securties (USA) LLC	0.65%	9/13/12	Open	776,950	778,058
Credit Suisse Securties (USA) LLC	0.35%	9/14/12	Open	3,091,969	3,094,313
Credit Suisse Securties (USA) LLC	0.35%	9/14/12	Open	2,339,688	2,341,393
Deutsche Bank Securities, Inc.	0.65%	9/17/12	Open	1,633,025	1,635,236
Barclays Capital, Inc.	0.60%	9/19/12	Open	5,335,844	5,342,336
Barclays Capital, Inc.	0.60%	9/19/12	Open	921,552	922,643
Credit Suisse Securties (USA) LLC	0.65%	9/19/12	Open	821,406	822,459
Deutsche Bank Securities, Inc.	0.65%	9/19/12	Open	2,418,488	2,421,675
UBS Securities LLC	0.65%	9/26/12	Open	698,827	699,660
UBS Securities LLC	0.34%	9/28/12	Open	3,074,638	3,076,496

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 20

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2012 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Credit Suisse Securties (USA) LLC	0.35%	10/04/12	Open	$5,701,069	$5,704,284
UBS Securities LLC	0.65%	10/04/12	Open	1,637,685	1,639,370
Barclays Capital, Inc.	0.65%	10/10/12	Open	1,128,000	1,129,039
Deutsche Bank Securities, Inc.	0.60%	10/15/12	Open	1,863,000	1,864,459
UBS Securities LLC	0.65%	10/15/12	Open	513,300	513,726
UBS Securities LLC	(0.50%)	10/16/12	Open	401,625	401,374
Credit Suisse Securties (USA) LLC	0.35%	10/17/12	Open	516,416	516,642
BNP Paribas Securities Corp.	0.37%	10/17/12	Open	803,500	803,863
Barclays Capital, Inc.	0.60%	10/22/12	Open	997,688	998,353
Barclays Capital, Inc.	0.65%	10/26/12	Open	1,608,900	1,609,946
Barclays Capital, Inc.	0.55%	10/26/12	Open	1,542,373	1,543,221
Credit Suisse Securties (USA) LLC	0.65%	10/26/12	Open	1,147,006	1,147,752
Deutsche Bank Securities, Inc.	0.55%	10/29/12	Open	24,827,238	24,839,753
Deutsche Bank Securities, Inc.	0.65%	10/26/12	Open	2,708,065	2,709,825
Deutsche Bank Securities, Inc.	0.70%	10/26/12	Open	1,807,950	1,809,216
Deutsche Bank Securities, Inc.	(0.50%)	10/26/12	Open	1,623,800	1,622,988
UBS Securities LLC	0.65%	10/26/12	Open	3,416,482	3,418,703
UBS Securities LLC	0.60%	10/26/12	Open	2,222,700	2,224,034
UBS Securities LLC	0.10%	10/26/12	Open	1,922,460	1,922,652
UBS Securities LLC	(0.50%)	10/26/12	Open	885,587	885,145
Credit Suisse Securties (USA) LLC	0.70%	10/30/12	Open	3,517,176	3,519,295
Credit Suisse Securties (USA) LLC	0.65%	11/01/12	Open	4,156,238	4,158,489
UBS Securities LLC	0.65%	11/01/12	Open	1,712,386	1,713,313
Barclays Capital, Inc.	0.50%	11/06/12	Open	244,531	244,616
Citigroup Global Markets, Inc.	(1.00%)	11/06/12	Open	1,033,720	1,033,031
Barclays Capital, Inc.	0.60%	11/07/12	Open	921,444	921,813
Credit Suisse Securties (USA) LLC	0.35%	11/09/12	Open	336,682	336,755
Deutsche Bank Securities, Inc.	0.57%	11/09/12	Open	1,320,862	1,321,323
Deutsche Bank Securities, Inc.	0.60%	11/13/12	Open	2,792,813	2,793,651
Morgan Stanley & Co. LLC	0.34%	11/13/12	12/12/12	39,415,033	39,425,457
UBS Securities LLC	0.60%	11/13/12	Open	1,978,700	1,979,261
Deutsche Bank Securities, Inc.	0.55%	11/14/12	Open	3,812,000	3,812,990
Deutsche Bank Securities, Inc.	(0.50%)	11/14/12	Open	842,490	842,303
Credit Suisse Securties (USA) LLC	0.35%	11/15/12	Open	1,130,115	1,130,280
Deutsche Bank Securities, Inc.	0.57%	11/15/12	Open	559,550	559,692

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 21

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2012 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.60%	11/16/12	Open	$962,491	$962,732
Deutsche Bank Securities, Inc.	0.57%	11/16/12	Open	919,500	919,719
Credit Suisse Securties (USA) LLC	0.75%	11/19/12	Open	2,040,125	2,040,635
Credit Suisse Securties (USA) LLC	0.65%	11/19/12	Open	2,713,226	2,713,814
Credit Suisse Securties (USA) LLC	0.38%	11/19/12	Open	2,861,250	2,861,612
Deutsche Bank Securities, Inc.	0.57%	11/19/12	Open	4,789,125	4,790,035
Credit Suisse Securties (USA) LLC	0.65%	11/19/12	Open	204,500	204,541
Credit Suisse Securties (USA) LLC	0.35%	11/19/12	Open	2,107,875	2,108,100
Credit Suisse Securties (USA) LLC	0.38%	11/19/12	Open	1,233,600	1,233,743
Deutsche Bank Securities, Inc.	0.55%	11/19/12	Open	2,262,688	2,263,068
Barclays Capital, Inc.	0.60%	11/20/12	Open	371,772	371,840
UBS Securities LLC	0.65%	11/20/12	Open	527,590	527,695
Deutsche Bank Securities, Inc.	0.65%	11/26/12	Open	1,012,050	1,012,141
Deutsche Bank Securities, Inc.	(0.63%)	11/28/12	Open	693,481	693,445
Citigroup Global Markets, Inc.	(1.50%)	11/28/12	Open	635,050	634,997
Deutsche Bank Securities, Inc.	0.65%	11/30/12	Open	1,219,050	1,219,072

Total				$296,586,335	$296,955,460

[1]	Certain agreements have no stated maturity and can be terminated by either party at anytime.

•	Financial futures contracts purchased as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation

73	5-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	9,104,469	$27,766
6	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	1,494,450	33,883
8	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	1,993,600	30,878
6	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	1,494,750	30,509
6	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	1,494,150	36,883
6	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	1,494,975	27,059

Total						$186,978

•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation

17	10-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	2,271,891	$(2,256)
8	2-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	1,763,625	(388)
15	Euro-Bund	Eurex	December 2012	USD	2,141,850	(31,232)

Total						$(33,876)

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 22

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	400,000	USD	399,081	Citigroup, Inc.	1/16/13	$3,241
CAD	1,060,000	USD	1,066,575	Goldman Sachs Group, Inc.	1/16/13	(422)
CAD	23,000	USD	22,969	UBS AG	1/16/13	164
GBP	250,000	USD	401,590	Citigroup, Inc.	1/16/13	(1,086)
USD	1,071,610	CAD	1,064,000	Goldman Sachs Group, Inc.	1/16/13	1,433
USD	3,789,010	CAD	3,705,500	UBS AG	1/16/13	61,999
USD	33,899,286	GBP	21,149,500	Goldman Sachs Group, Inc.	1/16/13	17,471
USD	1,625,651	GBP	1,015,000	Royal Bank of Scotland Group Plc	1/16/13	(394)
USD	168,220	GBP	105,000	Royal Bank of Scotland Group Plc	1/16/13	9
USD	323,943	GBP	204,000	UBS AG	1/16/13	(2,868)
USD	224,218	GBP	141,000	UBS AG	1/16/13	(1,666)
USD	652,313	GBP	405,000	UBS AG	1/16/13	3,497
EUR	302,000	USD	387,332	UBS AG	1/23/13	5,634
USD	387,101	EUR	300,000	BNP Paribas SA	1/23/13	(3,263)
USD	773,416	EUR	608,000	Citigroup, Inc.	1/23/13	(17,722)
USD	740,049	EUR	570,000	UBS AG	1/23/13	(1,643)
USD	23,729,819	EUR	18,095,000	UBS AG	1/23/13	184,358

Total						$248,742

•	Credit default swaps - buy protection outstanding as of November 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	$1,643	$(44,918)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	9/20/17	USD	3,200	(87,297)
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	3,200	(84,289)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1,643	(42,164)

Total						$(258,668)

•	Credit default swaps - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	B-	USD	626	$19,655

[1]	Using Standard & Poor’s (“S&P”) rating.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 23

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley	6/20/16	USD	7,700	$(55,322)

•	Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley	6/20/16	BBB+	USD	7,700	$154,083

[1]	Using S&P’s rating of the underlying security.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
•	Interest rate swaps outstanding as of November 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

1.10% [3]	3-month LIBOR	Deutsche Bank AG	5/14/17	USD	14,500	$(290,966)

[3]	Trust pays the fixed rate and receives the floating rate.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 24

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•

For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$40,847,225	$10,320,939	$51,168,164
Common Stocks	—	2,792,873	4,325,787	7,118,660
Corporate Bonds	—	446,199,227	6,675,062	452,874,289
Floating Rate Loan Interests	—	265,711,809	48,035,951	313,747,760
Municipal Bonds	—	8,098,903	—	8,098,903
Non-Agency Mortgage-Backed Securities	—	72,949,905	—	72,949,905
Other Interests	—	—	1,608,922	1,608,922
Preferred Securities	$3,013,133	725,625	—	3,738,758
US Government Sponsored Agency Securities	—	55,260,409	—	55,260,409
Short-Term Securities	4,951,071	—	—	4,951,071
Total	$7,964,204	$892,585,976	$70,966,661	$971,516,841

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$1	—	$1
Interest rate contracts	$ 186,978	—	—	186,978
Foreign currency exchange contracts	—	277,806	—	277,806
Credit contracts	—	173,738	—	173,738
Liabilities:
Interest rate contracts	(33,876)	(290,966)	—	(324,842)
Foreign currency exchange contracts	—	(29,064)	—	(29,064)
Credit contracts	—	(313,990)	—	(313,990)
Total	$ 153,102	$(182,475)	—	$(29,373)

1 Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 25

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$8,186	--	--	$8,186
Cash pledged as collateral for financial futures contracts	149,500	--	--	149,500
Cash pledged as collateral for reverse repurchase agreements	600,000	--	--	600,000
Foreign currency at value	305,644	--	--	305,644
Liabilities:
Cash received as collateral for reverse repurchase agreements	--	$(522,000)	--	(522,000)
Reverse repurchase agreements	--	(296,586,335)	--	(296,586,335)
Total	$1,063,330	$(297,108,335)	--	$(296,045,005)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of August 31, 2012	$9,845,241	$2,007,283	$1,727	$38,594,979	$1,608,923	$52,058,153
Transfers into Level 3[1]	--	1,744,868	6,811,137	13,106,699	--	21,662,704
Transfers out of Level 3[1]	--	--	--	(9,543,312)	--	(9,543,312)
Accrued discounts/premiums	(222,181)	--	(9,875)	49,734	--	(182,322)
Net realized gain (loss)	65,263	--	--	66,738	--	132,001
Net change in unrealized appreciation/depreciation[2]	504,365	304,390	(127,927)	(141,071)	(1)	539,756
Purchases	1,531,720	269,246		9,575,058	--	11,376,024
Sales	(1,403,469)	--	--	(3,672,874)	--	(5,076,343)
Closing Balance, as of November 30, 2012	$10,320,939	$4,325,787	$6,675,062	$48,035,951	$1,608,922	$70,966,661
BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 26

Consolidated Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2012, the Trust used significant unobservable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $21,662,704 transferred from Level 2 to Level 3 in the disclosure hierarchy. As of August 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2012, the Trust used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $9,543,312 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $566,037.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of November 30, 2012. The table does not include Level 3 investments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of Level 3 investments. The value of Level 3 investments derived using prices from prior transactions and/or third party pricing information is $60,569,989.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$ 2,888,479	Market Comparable Companies	EBITDA Multiple	6.7x	6.7x
			Forward EBITDA Multiple	5.4x	5.4x
Floating Rate Loan Interests	7,508,193	Market Comparable Companies	Yield	9.64%	9.64%
			Illiquidity Discount	50%	50%
		Cost	N/A3	--	--
Total	$10,396,672

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Forward EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Illiquidity Discount	Decrease	Increase

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.
[3]	The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2012 27

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b)–	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Limited Duration Income Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Limited Duration Income Trust

Date: January 23, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Limited Duration Income Trust

Date: January 23, 2013